Trade Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2024
Trade Accounts Receivable [Abstract]
Schedule of Trade Accounts Receivable	The age of accounts receivable along with the expected credit losses and present value adjustment are as follows:
	December 31, 2024	December 31, 2023
Current receivables
Domestic sales	1,994,667	1,920,310
Foreign sales	1,176,603	852,566
Subtotal	3,171,270	2,772,876
Overdue receivables:
From 1 to 30 days	444,687	397,753
From 31 to 60 days	61,314	93,175
From 61 to 90 days	20,603	29,490
Above 90 days	130,845	188,300
Expected credit losses	(89,060)	(84,913)
Present value adjustment (1)	(4,119)	(5,825)
Subtotal	564,270	617,980
Trade accounts receivable, net	3,735,540	3,390,856

(1)	The receivables are adjusted to present value using the interest rates applicable to the Group contracts present value using interest rates directly related to customer credit profiles.

Schedule of Changes in Expected Credit Losses

Changes in expected credit losses:

	December 31, 2024	December 31, 2023	December 31, 2022
Balance at the beginning of the period	(84,913)	(82,636)	(82,318)
Additions	(17,195)	(9,906)	(9,230)
Write-offs/Reversals	7,684	9,580	10,351
Exchange rate variation	5,364	(1,951)	(1,439)
Balance at the end of the period	(89,060)	(84,913)	(82,636)